OTHER ACCRUED LIABILITIES - Schedule of Changes in Warranty Costs Provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OTHER ACCRUED LIABILITIES.
Beginning of year	€ 368	€ 370
Amount used during the year	(225)	(269)
New warranty expenses	110	266
End of year	252	368
Less current portion	(206)	(262)
Long term portion	€ 46	€ 106